T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
COMMON STOCKS 97.3%			Denali Therapeutics (1)	57,351	2,055
			Dicerna Pharmaceuticals (1)	26,539	477
BIOTECHNOLOGY 31.1%			Enanta Pharmaceuticals (1)	10,483	480
Major Biotechnology 10.5%			Evotec (EUR) (1)	48,658	1,283
Agenus (1)	41,300	165	Exelixis (1)	204,531	5,001
Alkermes (1)	7,589	126	Fate Therapeutics (1)	37,974	1,518
Amgen	53,482	13,593	FibroGen (1)	51,467	2,116
Biogen (1)	24,332	6,903	Flame Biosciences, Acquisition
Bristol Myers Squibb	84,037	5,067	Date: 9/28/20, Cost $247
			(1)(2)(3)	37,754	247
Bristol Myers Squibb, CVR (1)	125,995	283	G1 Therapeutics (1)	12,411	143
Exact Sciences (1)	57,974	5,910	Generation Bio (1)	12,647	391
Neurocrine Biosciences (1)	48,884	4,701	Generation Bio, Acquisition
Seattle Genetics (1)	60,736	11,885	Date: 1/9/20, Cost $368 (1)(3)	37,224	1,093
Vertex Pharmaceuticals (1)	87,663	23,855	Global Blood Therapeutics (1)	27,149	1,497
		72,488	Homology Medicines (1)	27,225	291
Other Biotechnology 20.6%			IGM Biosciences (1)	5,066	374
ACADIA Pharmaceuticals (1)	114,003	4,703	Incyte (1)	108,215	9,711
Acceleron Pharma (1)	64,348	7,241	Insmed (1)	76,153	2,448
Acerta Pharma, Class B,			Intra-Cellular Therapies (1)	10,976	282
Acquisition Date: 5/12/15,			Ionis Pharmaceuticals (1)	65,161	3,092
Cost $203 (1)(2)(3)	8,013,195	882	Iovance Biotherapeutics (1)	108,022	3,556
Adaptive Biotechnologies (1)	21,298	1,036	Karuna Therapeutics (1)	18,147	1,403
Adverum Biotechnologies (1)	29,523	304	Kodiak Sciences (1)	46,375	2,746
Agios Pharmaceuticals (1)	25,313	886	Krystal Biotech (1)	5,665	244
Akero Therapeutics (1)	10,165	313	Lonza Group (CHF)	3,936	2,429
Alexion Pharmaceuticals (1)	68,526	7,841	Milestone Pharmaceuticals (1)	10,892	80
Allogene Therapeutics (1)	44,303	1,671	Mirati Therapeutics (1)	16,322	2,710
Alnylam Pharmaceuticals (1)	51,153	7,448	Moderna (1)	30,037	2,125
Apellis Pharmaceuticals (1)	42,274	1,275	MyoKardia (1)	48,941	6,672
Ascendis Pharma, ADR (1)	41,965	6,476	Nektar Therapeutics (1)	21,688	360
Avrobio (1)	12,379	161	Novocure (1)	17,090	1,902
Axsome Therapeutics (1)	17,538	1,250	Odonate Therapeutics (1)	8,297	111
BeiGene, ADR (1)	16,506	4,728	Orchard Therapeutics, ADR (1)	17,469	72
BioMarin Pharmaceutical (1)	17,985	1,368	Progenic Pharmaceuticals,
Bluebird Bio (1)	11,740	633	CVR (1)	45,500	0
Blueprint Medicines (1)	25,397	2,354	PTC Therapeutics (1)	16,651	778
CRISPR Therapeutics (1)	14,676	1,228	Radius Health (1)	10,232	116
Cyclerion Therapeutics (1)	26,300	160	RAPT Therapeutics (1)	24,638	793
Deciphera Pharmaceuticals (1)	14,566	747	Reata Pharmaceuticals,
			Class A (1)	7,677	748

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Regeneron Pharmaceuticals (1)	23,002	12,876	PHARMACEUTICALS 13.4%
REGENXBIO (1)	9,400	259
Rocket Pharmaceuticals (1)	37,946	868	European Major - Pharmaceuticals 0.8%
Sage Therapeutics (1)	40,920	2,501	Bayer (EUR)	28,508	1,759
Sarepta Therapeutics (1)	21,126	2,967	Merck (EUR)	26,061	3,799
Scholar Rock Holding (1)	14,491	256	Zeneca, Acquisition Date:
			7/18/13, Cost$0 (1)(2)(3)	12,799	8
Stoke Therapeutics (1)	14,204	476
Turning Point Therapeutics (1)	15,844	1,384			5,566
Ultragenyx Pharmaceutical (1)	55,408	4,554	Major Pharmaceuticals 12.1%
WaVe Life Sciences (1)	27,403	233	AbbVie	109,565	9,597
Xencor (1)	44,027	1,708	Amarin, ADR (1)	47,672	201
Zai Lab (HKD) (1)	2,350	194	Astellas Pharma (JPY)	125,900	1,877
Zai Lab, ADR (1)	8,780	730	AstraZeneca, ADR	233,692	12,806
Zymeworks (1)	15,052	701	Chugai Pharmaceutical (JPY)	52,900	2,374
		141,756	Daiichi Sankyo (JPY)	87,600	2,689
Total Biotechnology		214,244	Eisai (JPY)	25,100	2,292
			Eli Lilly	93,565	13,849
LIFE SCIENCES 10.6%			Ipsen (EUR)	18,536	1,938
Life Sciences 10.6%			Merck	275,542	22,856
Abcam (GBP)	55,822	879	Roche Holding (CHF)	24,335	8,336
Agilent Technologies	102,945	10,391	Sanofi (EUR)	45,235	4,533
Bruker	81,328	3,233			83,348
Danaher	82,246	17,710	Specialty Pharmaceuticals 0.5%
DiaSorin (EUR)	15,451	3,109
GenMark Diagnostics (1)	54,943	780	Cara Therapeutics (1)	32,682	416
Mettler-Toledo International (1)	2,176	2,101	GW Pharmaceuticals, ADR (1)	8,604	838
Quanterix (1)	33,008	1,114	Horizon Therapeutics (1)	27,000	2,097
Quidel (1)	25,543	5,604	Tricida (1)	3,044	28
Thermo Fisher Scientific	63,964	28,241			3,379
Total Life Sciences		73,162	Total Pharmaceuticals		92,293
MISCELLANEOUS 0.7%			PRODUCTS & DEVICES 19.1%
Miscellaneous 0.7%			Implants 9.8%
Health Sciences			AtriCure (1)	22,745	908
Acquisitions 2 (1)	30,999	341	Becton Dickinson & Company	69,157	16,091
Royalty Pharma, Class A	57,948	2,438	Intuitive Surgical (1)	38,212	27,113
Royalty Pharma, Acquisition			iRhythm Technologies (1)	12,070	2,874
Date: 5/21/15, Cost $680			Stryker	69,549	14,492
(1)(3)	53,480	2,137
			Teleflex	12,351	4,205
Total Miscellaneous		4,916

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Verily Life Sciences, Series B,			Information 0.7%
Acquisition Date: 1/23/19,
Cost $643 (1)(2)(3)	5,220	476	Veeva Systems, Class A (1)	17,000	4,780
Zimmer Biomet Holdings	11,400	1,552	Total Information		4,780
		67,711	Other Services 2.7%
Other Products & Devices 9.3%			Elanco Animal Health (1)	77,112	2,154
10X Genomics, Class A (1)	15,360	1,915	Envista Holdings (1)	117,148	2,891
Alcon(CHF) (1)	29,870	1,693	Guardant Health (1)	16,529	1,847
Argenx, ADR (1)	37,428	9,826	Pennant Group (1)	27,019	1,042
Avantor (1)	151,098	3,398	Phreesia (1)	14,656	471
Burning Rock Biotech, Class A,			PPD (1)	30,325	1,122
ADR(1)	28,747	721	PRA Health Sciences (1)	17,900	1,816
Catalent (1)	32,584	2,791	West Pharmaceutical Services	23,526	6,467
Cooper	9,586	3,232	Wuxi Biologics (HKD) (1)	45,000	1,103
DexCom (1)	18,177	7,493			18,913
Hologic (1)	126,065	8,379
ICU Medical (1)	6,829	1,248	Payors 12.6%
Insulet (1)	15,100	3,572	Alignment Healthcare Partners,
			Acquisition Date: 2/28/20,
JAND, Class A, Acquisition Date:			Cost $816 (1)(2)(3)	67,313	816
4/23/15 - 3/9/18, Cost $353
(1)(2)(3)	29,873	733	Anthem	27,304	7,334
Lantheus Holdings (1)	47,971	608	Centene (1)	200,812	11,713
Nevro(1)	27,775	3,869	Cigna	58,921	9,982
Outset Medical (1)	8,688	434	Humana	33,906	14,033
Outset Medical, Acquisition			Molina Healthcare (1)	26,715	4,890
Date: 4/19/17 - 1/27/20, Cost			UnitedHealth Group	123,723	38,573
$1,659 (1)(3)	87,219	4,143
					87,341
Pax Labs, Class A, Acquisition
Date:4/18/19, Cost $1,452			Providers 1.4%
(1)(2)(3)	385,684	731	Amedisys (1)	9,021	2,133
Penumbra (1)	16,548	3,217	HCA Healthcare	58,944	7,349
Shockwave Medical (1)	43,021	3,261
Tandem Diabetes Care (1)	20,500	2,327			9,482
			Total Services		120,893
		63,591
			Total Miscellaneous Common Stocks 4.9% (4)		33,725
Total Products & Devices		131,302
			Total Common Stocks
SERVICES 17.5%			(Cost $352,313)		670,535
Distribution 0.1%
Option Care Health (1)	28,227	377
Total Distribution		377

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

PREFERRED STOCKS 0.6%			Implants 0.0%

LIFE SCIENCES 0.6%			Kardium, Series D,
			Acquisition Date: 11/29/18, Cost
Life Sciences 0.6%			$391 (1)(2)(3)	403,778	289
Sartorius (EUR) (5)	9,459	3,877			289
Total Life Sciences		3,877	Other Products & Devices 0.3%
Total Preferred Stocks			JAND, Series D, Acquisition
(Cost $1,383)		3,877	Date:4/23/15, Cost $709
			(1)(2)(3)	61,723	1,514
CONVERTIBLE PREFERRED STOCKS 1.8%			JAND, Series E, Acquisition
			Date:3/9/18, Cost $43
BIOTECHNOLOGY 0.4%			(1)(2)(3)	2,753	68
			JAND, Series F, Acquisition
Other Biotechnology 0.4%			Date:4/3/20, Cost $518
Atea Pharmaceuticals, Series D,			(1)(2)(3)	26,577	652
Acquisition Date: 5/19/20,					2,234
Cost $241 (1)(2)(3)	34,319	241
C4 Therapeutics, Series B,			Total Products & Devices		2,908
Acquisition Date: 6/5/20, Cost			SERVICES 1.0%
$269 (1)(2)(3)	256,063	516
Ginkgo Bioworks, Series E,			Information 0.1%
Acquisition Date: 7/30/19 -			Doximity, Series C, Acquisition
9/9/19, Cost $975 (1)(2)(3)	6,577	988	Date:4/10/14, Cost $219
Insitro, Series B, Acquisition			(1)(2)(3)	45,378	760
Date:5/21/20, Cost $248					760
(1)(2)(3)	39,793	248
Seer, Series D, Acquisition Date:			Other Services 0.7%
11/15/19, Cost $288 (1)(2)(3)	107,543	342	Caris Life Sciences, Series C,
Seer, Series D-1, Acquisition			Acquisition Date: 8/14/20,
Date:5/12/20, Cost $297			Cost $467 (1)(2)(3)	169,277	467
(1)(2)(3)	93,272	297	Freenome Holdings, Series B,
Velosbio, Series B, Acquisition			Acquisition Date: 6/24/19,
Date:7/7/20, Cost $384			Cost $325 (1)(2)(3)	71,397	472
(1)(2)(3)	197,051	384	Freenome Holdings, Series C,
Total Biotechnology		3,016	Acquisition Date: 8/14/20,
			Cost $276 (1)(2)(3)	41,732	276
PRODUCTS & DEVICES 0.4%			Prognomiq, Series A-4,
			Acquisition Date: 11/15/19,
Capital Equipment 0.1%			Cost $61 (1)(2)(3)	26,885	62
Reflexion Medical, Acquisition			Prognomiq, Series A-5,
Date:4/3/20, Cost $97			Acquisition Date; 5/12/20,
(1)(2)(3)	51,079	98	Cost $53 (1)(2)(3)	23,318	53
Reflexion Medical, Series C,			Prognomiq, Series B,
Acquisition Date: 4/3/18, Cost			Acquisition Date: 9/11/20,
$255 (1)(2)(3)	150,708	287	Cost $384 (1)(2)(3)	168,024	384
		385

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Tempus Labs, Series D,			CONVERTIBLE BONDS 0.1%
Acquisition Date: 3/16/18,
Cost $533 (1)(2)(3)	56,856	1,543	Color Genomics, 3.00%, 6/30/20,
			Acquisition Date: 1/13/20, Cost
Tempus Labs, Series E,			$418 (1)(2)(3)	418,000	418
Acquisition Date: 8/23/18,			Kronos Bio, 0.00%, 2/20/22,
Cost $629 (1)(2)(3)	37,551	1,047	Acquisition Date: 8/20/20, Cost
Tempus Labs, Series F,			$234 (1)(2)(3)	233,851	234
Acquisition Date: 4/30/19,
Cost $197 (1)(2)(3)	7,944	224	Total Convertible Bonds
			(Cost $652)		652
Tempus Labs, Series G,
Acquisition Date: 2/6/20, Cost
$196 (1)(2)(3)	5,107	145	SHORT-TERM INVESTMENTS 0.4%
Thrive, Series B, Acquisition
Date:7/24/20, Cost $384			MONEY MARKET FUNDS 0.4%
(1)(2)(3)	154,685	384	T. Rowe Price Government Reserve
			Fund, 0.09% (6)(7)	2,759,578	2,760
		5,057
			Total Short-Term Investments
Payors 0.2%			(Cost $2,760)		2,760
Bright Health, Series E,
Acquisition Date: 9/16/20,
Cost $958 (1)(2)(3)	46,906	958	Total Investments in Securities 100.2%

		958	(Cost $366,505)		$690,523
			Other Assets Less Liabilities (0.2)%		(1,415)
Total Services		6,775	Net Assets 100%		$689,108
Total Convertible Preferred Stocks
(Cost $9,397)		12,699

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

‡	Shares/Par are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Level 3 in fair value hierarchy.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $24,617 and represents 3.6% of net assets.
(4)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(6)	Seven-day yield
(7)	Affiliated Companies
ADR	American Depositary Receipts
CHF	Swiss Franc
CVR	Contingent Value Rights
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$23	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	9/30/20
T. Rowe Price Government Reserve Fund	$2,835	¤	¤	$2,760	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $23 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,760.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Health Sciences Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$617,399	$ 49,243	$ 3,893	$ 670,535
Preferred Stocks	—	3,877	—	3,877
Convertible Preferred Stocks	—	—	12,699	12,699
Fixed Income Securities[1]	—	—	652	652
Short-Term Investments	2,760	—	—	2,760
Total	$620,159	$ 53,120	$ 17,244	$ 690,523

[1] Includes Convertible Bonds.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2020, totaled $1,354,000 for the period ended September 30,
2020. During the period, transfers out of Level 3 were because observable market data became available for the security.

($000s)	Beginning	Gain (Loss)			Transfers	Ending
	Balance	During	Total	Total	Out of	Balance
	1/1/20	Period	Purchases	Sales	Level 3	9/30/20
Investment in
Securities
Common
Stocks	$3,965	$(73)	$1,064	$–	$(1,063)	$3,893
Convertible
Preferred
Stocks	7,750	1,403	4,773	(1,227)	–	12,699
Convertible
Bonds	–	–	652	–	–	652

Total	$11,715	$1,330	$6,489	$(1,227)	$(1,063)	$17,244